CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 273.2	$ (33.9)	$ (512.4)
Other comprehensive income (loss):
Foreign currency translation gains (losses)	29.1	(8.5)	(112.9)
Net unrealized (loss) gain on derivative instruments
Changes in derivative instruments before reclassification adjustment	(31.6)	11.1	11.4
Net reclassification adjustment for gains included in net income (loss)	(10.8)	(1.1)	(27.5)
Changes in derivative instruments after reclassification adjustment	(42.4)	10.0	(16.1)
Changes in deferred income tax asset/liability	13.3	(2.8)	5.2
Deferred tax valuation allowance adjustments		(0.1)	(2.2)
Net unrealized (loss) gain on hedging derivative instruments	(29.1)	7.1	(13.1)
Actuarial adjustments to pension plans
Changes in actuarial adjustments before reclassification adjustment	23.5	(41.7)	(13.6)
Net reclassification adjustment	5.5	2.4	1.4
Changes in actuarial adjustments to pension plans	29.0	(39.3)	(12.2)
Changes in deferred income tax asset/liability	(8.5)	10.8	3.6
Deferred tax valuation allowance adjustments			(3.1)
Net actuarial adjustments to pension plans	20.5	(28.5)	(11.7)
Unrealized investment gains (losses):
Changes in unrealized investment gains (losses) before reclassification adjustment	176.5	784.5	(643.8)
Net reclassification adjustment for losses included in net income	17.9	8.8	28.8
Changes in unrealized investment gains (losses) after reclassification adjustment	194.4	793.3	(615.0)
Adjustments to intangible assets	(40.3)	(258.3)	219.7
Changes in deferred income tax asset/liability	(54.5)	(185.7)	138.7
Net unrealized gains (losses) on investments	99.6	349.3	(256.6)
Non-credit related other-than-temporary impairment:
Net change to derive comprehensive income (loss) for the period	120.1	318.0	(394.3)
Comprehensive income (loss)	393.3	284.1	(906.7)
Less: Comprehensive income (loss) attributable to the noncontrolling interest:
Net income	167.2	164.9	44.4
Other comprehensive income (loss)	28.0	56.0	(108.0)
Total comprehensive income (loss)	195.2	220.9	(63.6)
Comprehensive income (loss) attributable to the controlling interest	198.1	63.2	$ (843.1)
Non Credit Portion Of Other Than Temporary Impairments Included In Other Comprehensive Income	$ 0.0	$ (1.4)